Discontinued Operations (Details) - Schedule of balance sheet - Discontinued Operations [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Related Party receivables			$ 17
Mining equipment and facilities, net		5,571
Investment in Style Hunter	$ 500	500
Total Current Assets		6,071	17
Noncurrent Assets
Mining equipment and facilities, net			1,272
Investment in Up North Hosting, LLC			644
Total Noncurrent Assets			1,916
Total Assets associated with discontinued operations		6,071	1,933
Liabilities associated with discontinued operations
Accounts payable			7
Accrued liabilities			117
Related party loan			75
Total Current Liabilities			199
Total Liabilities associated with discontinued operations			$ 199